Offsetting financial assets and financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Derivative financial assets	£ 262,572	£ 302,446
Reverse repurchase agreements and other similar secured lending	3,227	9,031
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Derivative liabilities	(256,883)	(300,775)
Repurchase agreements and other similar secured borrowing	(28,352)	(14,174)
Settlements assets liabilities offset amounts	22,837	18,143
Financial liabilities subject to offsetting
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(810,009)	(810,855)
Amounts offset	393,609	348,380
Net amounts reported on the balance sheet	(416,400)	(462,475)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	202,519	233,080
Financial collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	199,971	217,318
Derivative liability expsoure	(13,910)	(12,077)
Amounts not subject to enforceable netting arrangements	(36,895)	(29,845)
Total liabilities	(453,295)	(492,320)
Repurchase agreements and other similar secured borrowing
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(535,653)	(476,912)
Amounts offset	370,003	306,398
Net amounts reported on the balance sheet	(165,650)	(170,514)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	0	0
Financial collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	165,650	170,514
Derivative liability expsoure	0	0
Amounts not subject to enforceable netting arrangements	(30,762)	(21,031)
Repurchase agreements and other similar secured borrowing	(196,412)	(191,545)
Repurchase agreements and other similar secured borrowing | Financial liabilities at fair value
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Derivative liability expsoure	(168,060)	(177,371)
Repurchase agreements and other similar secured borrowing | Financial liabilities at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Derivative liability expsoure	(28,352)	(14,174)
Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(274,356)	(333,943)
Amounts offset	23,606	41,982
Net amounts reported on the balance sheet	(250,750)	(291,961)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	202,519	233,080
Financial collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	34,321	46,804
Derivative liability expsoure	(13,910)	(12,077)
Amounts not subject to enforceable netting arrangements	(6,133)	(8,814)
Derivative liabilities	(256,883)	(300,775)
Cash collateral pledged	32,031	42,730
Non-cash assets pledged as collateral	2,290	4,074
Cash collateral netted | Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Amounts offset	4,346	7,313
Financial assets subject to offsetting
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	793,928	790,783
Amounts offset	(394,140)	(350,703)
Net amounts reported on the balance sheet	399,788	440,080
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Netting and set-off	(202,519)	(233,080)
Financial collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(184,339)	(189,416)
Maximum exposure	12,930	17,584
Amounts not subject to enforceable netting arrangements	11,025	9,013
Total assets	410,813	449,093
Derivatives
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	279,568	342,649
Amounts offset	(24,137)	(44,305)
Net amounts reported on the balance sheet	255,431	298,344
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Netting and set-off	(202,519)	(233,080)
Financial collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(40,485)	(48,064)
Maximum exposure	12,427	17,200
Amounts not subject to enforceable netting arrangements	7,141	4,102
Derivative financial assets	262,572	302,446
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Cash collateral	34,598	43,291
Non-cash collateral received subject to enforceable master netting arrangements or similar agreement not set off against financial assets	5,887	4,773
Derivatives | Cash collateral netted
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Amounts offset	(3,815)	(4,990)
Reverse repurchase agreements and other similar secured lending
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	514,360	448,134
Amounts offset	(370,003)	(306,398)
Net amounts reported on the balance sheet	144,357	141,736
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Netting and set-off	0	0
Financial collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(143,854)	(141,352)
Maximum exposure	503	384
Amounts not subject to enforceable netting arrangements	3,884	4,911
Reverse repurchase agreements and other similar secured lending	148,241	146,647
Reverse repurchase agreements and other similar secured lending | Net gains on financial instruments designated at fair value
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Maximum exposure	145,014	137,616
Reverse repurchase agreements and other similar secured lending | Financial assets at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Maximum exposure	£ 3,227	£ 9,031